Income Taxes (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Federal and state research and development tax credit carryforwards	$ 3,620		$ 1,700
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	136,870		89,255
Net operating loss carryforward subject to expiration		$ 28,056
Net operating loss carryforward not subject to expiration	108,814
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 100,325		$ 62,794